Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Loss [Abstract]
Beginning balance	$ 135,082
(Reversal) provision of allowance for credit loss	(113,454)	131,581
Foreign currency translation adjustments	(3,414)	3,501
Ending balance	$ 18,214	$ 135,082